Note 13 - Stock Options and Contributed Surplus (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	$ 4,022,117	$ 3,174,924	$ 4,070,264
Ordinary shares [member] | The 2016 Plan [member]
Statement Line Items [Line Items]
Number of shares authorised	57,611,360
Share-based payment plan, maximum percentage of issued and outstanding shares	2000.00%